Accrued Liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of December 31, 2015 and 2014, accrued liabilities consisted of the following (in thousands):

	December 31,
	2015	2014
Interest expense and related debt fees	$150,336	$112,858
Liquefaction Project costs	66,223	22,014
LNG terminal costs	3,918	1,077
Other accrued liabilities	3,815	629
Total accrued liabilities	$224,292	$136,578